--------------------------------------------------------------------------------
NEW YORK
DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 1998 through October 31, 1998.

The Fund had net assets of $471,431,395 and 2,758 active shareholders as of October 31, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.





Sincerely,


\s\Steven W. Duff


Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Tax Exempt Investments (14.75%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,595,000  Clinton County, NY BAN (c)                                         12/11/98   3.75%   $  5,596,151
    2,000,000  Corning, NY Community College (c)                                  08/19/99   3.65       2,004,586
    9,950,000  Cattaraugus, Alleghany, Erie, & Wyoming Counties, NY BOCES (c)     12/30/98   3.84       9,951,816
   10,000,000  Eastern Suffolk County, NY BOCES RAN (c)                           06/23/99   3.67      10,001,787
    4,250,000  Glens Falls, NY CSD RAN (c)                                        06/30/99   3.65       4,251,345
    3,990,000  Holland Patent CSD Oneida and Herkimer Counties, NY (c)            12/04/98   3.80       3,990,504
    4,365,000  New York State GO Bond - Series B (c)                              03/01/99   3.61       4,377,026
    4,900,000  Niagara County Wheatfield, NY CSD BAN (c)                          12/30/98   3.75       4,903,371
    2,525,000  Niagara County Wheatfield, NY BAN - Series 1998 (c)                07/08/99   3.58       2,526,156
    3,000,000  Perry CSD, Wyoming & Livingston Counties, NY BAN (c)               02/04/99   3.65       3,000,371
    4,300,000  Putman & Westchester Counties, NY BOCES RAN (c)                    10/22/99   3.26       4,302,002
   11,600,000  Saint Lawrence & Lewis Counties BOCES
               Sole Supervisory District RAN (c)                                  06/28/99   3.65      11,603,580
    1,265,000  Seneca, NY BAN (c)                                                 09/30/99   3.52       1,266,942
    1,748,000  South Jefferson CSD, NY (c)                                        06/29/99   3.73       1,751,800
 ------------                                                                                        ------------
   69,488,000  Total Other Tax Exempt Investments                                                      69,527,437
 ------------                                                                                        ------------
Other Variable Rate Demand Instruments (b) (74.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Counties of Warren & Washington, NY IDA IDRB
               (Griffith Micro Science Incorporated Project) - Series 1994
               LOC First National Bank of Chicago                                 12/01/14   3.20%   $  5,000,000            A1+
    2,100,000  Commonwealth of Puerto Rico RB
               (Highway & Transportation Authority)
               AMBAC Insured                                                      07/01/28   2.60       2,100,000   VMIG-1   A1+
    1,000,000  Erie County, NY IDA ( Episcopal Church) - Series B
               LOC Banque Paribas                                                 02/01/05   2.90       1,000,000   VMIG-1
    1,800,000  Great Neck Water Authority Water System RB - Series 1993A
               FGIC Insured                                                       01/01/20   2.95       1,800,000   VMIG-1   A1+
    1,000,000  Islip, NY IDA Brentwood (c)
               LOC Fleet National Bank                                            05/01/09   3.10       1,000,000
    5,750,000  Jefferson County, NY IDA IDRB (c)
               LOC PNC Bank, N.A.                                                 09/01/18   3.30       5,750,000
    1,575,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993A                07/01/15   2.70       1,575,000   VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,160,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993B                07/01/23   2.70%   $  1,160,000   VMIG-1   A1+
    1,000,000  Monroe County, NY IDA (Collegiate Housing Foundation)
               LOC First Union National Bank                                      10/01/28   3.10       1,000,000   VMIG-1
      370,000  Monroe County, NY IDA IDRB (Brazil Merk Partnership) (c)
               LOC Fleet National Bank                                            01/01/06   3.70         370,000
    8,000,000  Monroe County, NY IDA RB
               (Life Care Community Jewish Home) - Series B
               LOC Manufacturers & Traders                                        04/01/04   2.80       8,000,000   VMIG-1
    1,000,000  Nassau County, NY IDA (Manhasset Association Project) (c)
               LOC Bankers Trust Company                                          12/01/99   3.10       1,000,000
    1,800,000  New York City, NY Cultural Resource RB
               (Museum of Broadcasting Project) - Series 1989
               LOC Kredietbank                                                    05/01/14   2.80       1,800,000   VMIG-1   A1+
    5,915,000  New York City, NY GO Bond - Series A-5
               LOC Kredietbank                                                    08/01/15   3.70       5,915,000   VMIG-1   A1+
    1,200,000  New York City, NY GO Bond - Series A-7
               LOC Morgan Guaranty Trust Company                                  08/01/20   3.70       1,200,000   VMIG-1   A1+
    1,500,000  New York City, NY GO Bond - Series A-7
               LOC Morgan Guaranty Trust Company                                  08/01/21   3.70       1,500,000   VMIG-1   A1+
    2,000,000  New York City, NY GO Bond - Series B
               FGIC Insured                                                       10/01/22   3.60       2,000,000   VMIG-1   A1+
    2,830,000  New York City, NY GO Bond - Series B
               FGIC Insured                                                       10/01/20   3.60       2,830,000   VMIG-1   A1+
    6,200,000  New York City, NY GO Bond - Subseries B-2
               MBIA Insured                                                       08/15/03   3.70       6,200,000   VMIG-1   A1+
   19,500,000  New York City, NY GO Bond - Series E-4
               LOC State Street Bank & Trust Company                              08/01/22   3.70      19,500,000   VMIG-1   A1+
    1,300,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/10   3.70       1,300,000   VMIG-1   A1+
    1,200,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/15   3.70       1,200,000   VMIG-1   A1+
    1,200,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/16   3.70       1,200,000   VMIG-1   A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,700,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/17   3.70%   $  1,700,000   VMIG-1   A1+
    1,400,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/18   3.70       1,400,000   VMIG-1   A1+
    5,800,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                  08/01/19   3.70       5,800,000   VMIG-1   A1+
   13,600,000  New York City, NY GO Bond - Subseries E-6
               FGIC Insured                                                       08/01/19   3.70      13,600,000   VMIG-1   A1+
    1,025,000  New York City, NY GO Bond - Series 1993B
               FGIC Insured                                                       10/01/21   3.60       1,025,000   VMIG-1   A1+
    6,800,000  New York City, NY GO Bond - Series 1993E-4
               LOC State Street Bank & Trust Company                              08/01/21   3.70       6,800,000   VMIG-1   A1+
    4,630,000  New York City, NY GO Bond - Series 1994A-10
               LOC Morgan Guaranty Trust Company                                  08/01/17   3.60       4,630,000   VMIG-1   A1+
    3,500,000  New York City, NY GO Bond - Series 1994B
               LOC Morgan Guaranty Trust Company                                  08/15/20   3.60       3,500,000   VMIG-1   A1+
    2,000,000  New York City, NY GO Bond - Series 1995 Subseries B-3
               MBIA Insured                                                       08/15/04   3.70       2,000,000   VMIG-1   A1+
    2,100,000  New York City, NY GO Bond
               LOC Union Bank Switzerland                                         08/15/23   3.60       2,100,000   VMIG-1   A1+
    1,000,000  New York City, NY GO Bond
               LOC Union Bank Switzerland                                         08/15/21   3.60       1,000,000   VMIG-1   A1+
    4,400,000  New York City, NY Housing Development Corporation
               (Montefiore Medical Center Project) - Series 1993A
               LOC Chase Manhattan Bank, N.A.                                     05/01/30   2.80       4,400,000            A1
    6,525,000  New York City, NY Housing Development Corporation
               Multifamily Rent Housing (Jane Street Development)
               Fannie Mae Collateralized                                          09/15/28   3.00       6,525,000            A1+
    2,000,000  New York City, NY Housing Development Corporation Multifamily RB
               (Crotona Ave Project) - Series A
               LOC Fleet National Bank                                            09/01/30   3.00       2,000,000            A1
    5,000,000  New York City, NY Housing Development Corporation Multifamily RB
               (Queenswood Apartment Project)
               LOC National City Bank                                             02/01/17   2.80      5,000,000    VMIG-1   A1
   11,300,000  New York City, NY IDA Special Facility RB
               (Korean Airlines Company Limited Project) - Series 1997
               LOC Bankers Trust Company                                          11/01/24   2.95     11,300,000    VMIG-1   A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,200,000  New York City, NY IDRB (Airport Services Project) - Series 1985 (c)
               LOC Bayerische Landesbank Girozentrale                             04/01/00   2.90%   $  5,200,000
   11,500,000  New York City, NY Municipal  Assistance Corporation - Series K-3
               LOC Landesbank Hessen                                              07/01/08   2.70      11,500,000   VMIG-1   A1+
    5,000,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               MBIA Insured                                                       06/15/23   3.31       5,000,000            A1+
    3,555,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               MBIA Insured                                                       06/15/29   3.31       3,555,000            A1+
    2,200,000  New York City, NY
               Municipal Water Finance Authority & Sewer System - Series C
               FGIC Insured                                                       06/15/23   3.70       2,200,000   VMIG-1   A1+
    1,900,000  New York City, NY
               Municipal Water Finance Authority & Sewer System - Series 1992C
               FGIC Insured                                                       06/15/22   3.70       1,900,000   VMIG-1   A1+
    6,200,000  New York City, NY
               Municipal Water Finance Authority & Sewer System - Series 1995A
               FGIC Insured                                                       06/15/25   3.70       6,200,000   VMIG-1   A1+
    2,600,000  New York City Transitional Finance Authority - Series C            05/01/28   3.70       2,600,000   VMIG-1
    3,000,000  New York City, NY Trust for Cultural Resources
               (Carnegie Hall) - Series 1990
               LOC Westdeutsche Landesbank                                        12/01/10   2.70       3,000,000   VMIG-1   A1+
    5,500,000  New York State Dormitory Authority RB
               LOC Landesbank Hessen                                              07/01/23   3.65       5,500,000   VMIG-1
    1,700,000  New York State Dormitory Authority RB
               (New York Public Library) - Series B
               LOC Canadian Imperical Bank of Commerce                            07/01/22   2.70       1,700,000   VMIG-1   A1+
    2,200,000  New York State Dormitory Authority RB (Saint Francis Center)
               LOC Banque Paribas                                                 07/01/23   3.75       2,200,000   VMIG-1
    3,400,000  New York State Dormitory Authority (Oxford University Press, Inc.)
               LOC Landesbank Hessen                                              07/01/25   2.75       3,400,000   VMIG-1
    2,000,000  New York State ERDA PCRB
               (Central Hudson Gas & Electric) - Series B
               LOC Deutsche Bank A.G.                                             11/01/20   2.80       2,000,000     P1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,200,000  New York State ERDA PCRB (New York Gas & Electric)
               LOC Union Bank Switzerland                                         10/01/29   3.60%   $ 4,200,000    VMIG-1   A1+
    5,200,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation)
               LOC Toronto-Dominion Bank                                          12/01/25   3.70      5,200,000      P1
   13,200,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series B
               LOC Toronto-Dominion Bank                                          12/01/26   3.75     13,200,000      P1
   12,000,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1985
               LOC Toronto-Dominion Bank                                          07/01/15   3.70     12,000,000             A1+
    8,150,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1985C
               LOC Canadian Imperial Bank of Commerce                             12/01/25   3.70      8,150,000      P1
    5,900,000  New York State ERDA
               (Niagara Mohawk Power Corporation)
               LOC Morgan Guaranty Trust Company                                  12/01/23   3.75      5,900,000             A1+
   10,000,000  New York State ERDA PCRB
               (Rochester Gas & Electric Corporation) - Series 1997A
               MBIA Insured                                                       08/01/32   2.75     10,000,000    VMIG-1   A1+
    5,000,000  New York State HFA (Normandie Court II) - Series A
               LOC Fleet National Bank                                            11/01/02   2.85      5,000,000    VMIG-1
    8,000,000  New York State HFA HRB (Normandie Court I)
               LOC Landesbank Hessen                                              05/15/15   2.75      8,000,000    VMIG-1   A1+
      610,000  New York State JDA - Series G
               LOC Bayerische Landesbank/Morgan Guaranty Trust Company            03/01/99   3.50        610,000    VMIG-1   A1+
      490,000  New York State JDA - Series 1984D
               LOC Bayerische Landesbank/Morgan Guaranty Trust Company            03/01/99   3.50        490,000    VMIG-1   A1
    2,500,000  New York State LGAC - Series C
               LOC Landesbank Hessen                                              04/01/25   2.75      2,500,000    VMIG-1   A1+
    6,000,000  New York State LGAC - Series E
               LOC Canadian Imperial Bank of Commerce                             04/01/25   2.80      6,000,000    VMIG-1   A1+
    1,100,000  New York State LGAC - Series E
               LOC Bank of Nova Scotia                                            04/01/25   2.70      1,100,000    VMIG-1   A1+
    4,800,000  New York State LGAC - Series G
               LOC Bank of Nova Scotia                                            04/01/25   2.70      4,800,000    VMIG-1   A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
 Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,600,000  New York State LGAC - Series 1994B
               LOC Kredietbank                                                    04/01/23   2.70%   $ 5,600,000     VMIG-1  A1+
    8,000,000  New York State Medical Care Facilities Financial Authority
               LOC Chase Manhattan Bank, N.A.                                     11/01/15   2.90      8,000,000     VMIG-1
    1,000,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
               LOC Chase Manhattan Bank, N.A.                                     11/01/03   2.90      1,000,000     VMIG-1
    8,200,000  New York State Municipal Assistance Corporation
               (Public Benefit Corporation)
               AMBAC Insured                                                      07/01/08   2.70      8,200,000       P1    A1+
    9,960,000  New York State Thruway Authority PT-1076
               (Highway & Bridge Trust Fund Project)
               AMBAC Insured                                                      04/01/07   3.35       9,960,000            A1+
   19,000,000  Niagara County, NY IDA
               (American Refueling Company) - Series 1996D
               LOC Wachovia Bank, N.A.                                            11/15/26   3.00      19,000,000      P1    A1+
    2,000,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
               (Ana Mendez Foundation)
               LOC Banco Santander                                                10/01/21   2.40       2,000,000            A1+
    6,500,000  Suffolk County, NY IDA
               (Nissequogue Cogen Partners) - Series 1993
               LOC Toronto-Dominion Bank                                          12/15/23   2.90       6,500,000    VMIG-1  A1+
 ------------                                                                                        ------------
  350,545,000  Total Other Variable Rate Demand Instruments                                           350,545,000
 ------------                                                                                        ------------
Put Bond (d) (1.46%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,865,000  New York State ERDA PCRB (Long Island Lighting Company)
               LOC Deutsche Bank A.G.                                             03/01/99   3.58%   $  6,865,000   VMIG-1
 ------------                                                                                        ------------
    6,865,000  Total Put Bond                                                                           6,865,000
 ------------                                                                                        ------------
Tax Exempt Commercial Paper (6.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Dormitory Authority of NY,
               Memorial Sloan Kettering Cancer Center - Series 1989B
               LOC Chase Manhattan Bank, N.A.                                     12/10/98   3.40%   $  2,000,000   VMIG-1   A1
    2,300,000  Dormitory Authority of NY,
               Memorial Sloan Kettering Cancer Center - Series 1996
               LOC Morgan Guaranty Trust Company                                  01/21/99   2.90       2,300,000   VMIG-1   A1+
    9,500,000  Long Island Power Authority (Electric System Subordinated) - Series 3
               LOC Bayerische Landesbank/Westdeutsche Landesbank                  11/12/98   3.40       9,500,000   VMIG-1   A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value             Standard
   Amount                                                                              Date     Yield    (Note 1)  Moody's  & Poor's
   ------                                                                              ----     -----     ------   -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Long Island Power Authority (Electric System Subordinated) - Series 3
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     11/18/98   3.40%   $  3,000,000 VMIG-1   A1+
    3,000,000  New York City, NY GO Bond - Series 1994H-2
               MBIA Insured                                                          12/09/98   3.20       3,000,000  MIG-1   A1+
    6,000,000  New York City, NY GO Bond - Series 1996J-2
               LOC Commerzbank                                                       12/15/98   3.40       6,000,000   P1     A1+
    6,000,000  New York State Environmental Facilities Solid Waste RB - Series 1992  11/03/98   3.05       6,000,000   P1     A1+
 ------------                                                                                           ------------
   31,800,000  Total Tax Exempt Commercial Paper                                                          31,800,000
 ------------                                                                                           ------------
Variable Rate Demand Instruments - Participations (b) (0.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $    159,949  Centennial Associates/W & H Stampings, Incorporated
               LOC Chase Manhattan Bank, N.A.                                        10/01/00   5.20%   $   159,949    P1     A1
    1,040,000  Executive Square Business Park
               LOC Chase Manhattan Bank, N.A.                                        06/01/01   5.20      1,040,000    P1     A1
       86,206  Faden Paper Supply Company
               LOC Chase Manhattan Bank, N.A.                                        01/01/00   5.20         86,206    P1     A1
       84,600  GL II Associates
               LOC Chase Manhattan Bank, N.A.                                        01/01/99   5.20         84,600    P1     A1
    1,207,500  Giaquinto Joint Venture
               LOC Chase Manhattan Bank, N.A.                                        07/01/02   5.20      1,207,500    P1     A1
       99,287  I.G. Federal Electric Supply Corporation 1984
               LOC Chase Manhattan Bank, N.A.                                        11/01/99   5.20         99,287    P1     A1
       67,744  Nassau County, NY IDA IDRB
               (Steven Klein/Normandie Metal Fabricators)
               LOC Chase Manhattan Bank, N.A.                                        11/01/99   5.20         67,744    P1     A1
      172,255  New York City, NY
               (Seybert-Nicholas Printing Corporation/Kenner Printing)
               LOC Chase Manhattan Bank, N.A.                                        06/01/00   5.20        172,255    P1     A1
       22,222  New York City, NY IDA IDRB (Abigail Press, Incorporated Project)
               LOC Chase Manhattan Bank, N.A.                                        02/01/99   5.20         22,222    P1     A1
       21,417  One Crouse Medical Plaza
               LOC Chase Manhattan Bank, N.A.                                        12/10/98   5.20         21,417    P1     A1
      425,000  Penn-Plax Plastics, Nassau County
               LOC Chase Manhattan Bank, N.A.                                        01/01/00   5.20        425,000    P1     A1
        4,999  Ram Realty Company Project
               LOC The Bank of New York                                              02/01/99   4.80          4,999    P1     A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity               Value              Standard
   Amount                                                                           Date     Yield      (Note 1)   Moody's  & Poor's
   ------                                                                           ----     -----       ------    -------   -------
Variable Rate Demand Instruments - Participations (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    209,966  Texpak Incorporated Project
               LOC Chase Manhattan Bank, N.A.                                     01/01/01   5.20%   $    209,966     P1     A1
 ------------                                                                                        ------------
    3,601,145  Total Variable Rate Demand Instruments - Participations                                  3,601,145
 ------------                                                                                        ------------
Variable Rate Demand Instruments - Private Placements (b) (2.38%)
------------------------------------------------------------------------------------------------------------------------------------
 $    326,381  Adirondack Transit Lines
               LOC Key Bank, N.A.                                                 02/01/01   4.80%   $    326,381     P1     A1
    6,500,000  Blaser Real Estate 1986
               LOC Union Bank of Switzerland                                      09/01/21   5.36       6,500,000     P1     A1
      138,625  J. Treffiletti & Sons
               LOC Key Bank, N.A.                                                 09/01/00   4.80         138,625     P1     A1
    3,150,000  New York City IDA Civic Facilities RB
               (1997 Epiphany Community Nursery School Project)
               LOC The Bank of New York                                           05/01/11   3.25       3,150,000   VMIG-1
      270,417  Troy Mall Associates - Series 1985B
               LOC Key Bank, N.A.                                                 07/01/15   4.80         270,417     P1     A1
      848,750  Troy Mall Associates - Series 1985C
               LOC Key Bank, N.A.                                                 04/01/16   4.80         848,750     P1     A1
 ------------                                                                                        ------------
   11,234,173  Total Variable Rate Demand Instruments - Private Placements                             11,234,173
 ------------                                                                                        ------------
               Total Investments (100.45%) (Cost $473,572,755+)                                       473,572,755
               Liabilities in Excess of Cash and Other Assets (-0.45%)                               (  2,141,360)
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $471,431,395
                                                                                                     ============
               Net assets value, offering and redemption price per share:
               Class A Shares, 467,701,592 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============
               Class B Shares,   3,740,729 shares outstanding (Note 3)                               $       1.00
                                                                                                     ============


               +     Aggregate cost for federal income tax purposes is identical.












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1998
(UNAUDITED)
===============================================================================





FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:

     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     CSD       =   Central School District                        JDA       =    Job Development Authority
     ERDA      =   Energy and Research Development Authority      LGAC      =    Local Government Assistance Corporation
     HFA       =   Housing Finance Authority                      PCFA      =    Pollution Control Financial Authority
     HRB       =   Hospital Revenue Bond                          PCRB      =    Pollution Control Revenue Bond
     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
     IDA       =   Industrial Development Authority               RB        =    Revenue Bond







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1998
(UNAUDITED)
================================================================================




INVESTMENT INCOME

 Income:

   Interest..............................................................   $    7,694,772
                                                                             -------------

 Expenses: (Note 2)

   Investment management fee.............................................          657,712

   Administration fee....................................................          460,399

   Shareholder servicing fee.............................................          434,460

   Custodian expenses....................................................           21,841

   Shareholder servicing and
       related shareholder expenses......................................          169,598

   Legal, compliance and filing fees.....................................           52,997

   Audit and accounting..................................................           41,696

   Directors' fees and expenses..........................................            7,500

   Other expenses........................................................           13,548
                                                                             -------------

       Total expenses....................................................        1,859,751

       Less: Expenses paid indirectly....................................   (          448)
                                                                             -------------

                  Net expenses...........................................        1,859,303
                                                                             -------------

 Net investment income...................................................        5,835,469



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................          -0-
                                                                             -------------

 Increase in net assets from operations..................................   $    5,835,469
                                                                             -------------









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================






                                                                        Six Months
                                                                           Ended                   Year
                                                                     October 31, 1998              Ended
                                                                        (Unaudited)           April 30, 1998
                                                                         ---------            --------------

INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................  $      5,835,469        $     10,443,567
    Net realized gain (loss) on investments.......................         -0-                       -0-
                                                                     ---------------         ---------------
    Increase in net assets from operations........................         5,835,469              10,443,567
 Dividends to shareholders from net investment income
    Class A.......................................................  (      5,777,454)*      (     10,418,544)*
    Class B.......................................................  (         58,015)*      (         25,023)*
 Capital share transactions (Note 3)
    Class A.......................................................        97,646,722              46,297,742
    Class B.......................................................  (        671,773)              4,405,809
                                                                     ---------------         ---------------
        Total increase (decrease).................................        96,974,949              50,703,551
 Net assets:
    Beginning of period...........................................       374,456,446             323,752,895
                                                                     ---------------         ---------------
    End of period.................................................  $    471,431,395        $    374,456,446
                                                                     ===============         ===============

 *    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions - Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General - Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $108,086 paid to Reich & Tang Services, Inc. an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $448.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At October 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $471,440,632. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1998                       April 30, 1998
                                               ----------------                       --------------
Class A
-------
 Sold......................................         339,711,429                         604,303,728
 Issued on reinvestment of dividends.......           5,852,064                          10,230,471
 Redeemed..................................     (   247,916,771)                    (   568,236,457)
                                                 --------------                      --------------
 Net increase (decrease)...................          97,646,722                          46,297,742
                                                 ==============                      ==============

                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1998                       April 30, 1998
                                               ----------------                       --------------
Class B
-------
 Sold......................................           3,682,682                           9,480,346
 Issued on reinvestment of dividends.......              62,474                              15,467
 Redeemed..................................     (     4,416,929)                    (     5,090,004)
                                                 --------------                      --------------
 Net increase (decrease)...................     (       671,773)                          4,405,809
                                                 ==============                      ==============

4. Sales of Securities

Accumulated undistributed realized losses at October 31, 1998 amounted to $9,237. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights
                                                  Six Months                           Year Ended April 30,
Class A                                              Ended         --------------------------------------------------------------
-------                                         October 31, 1998     1998        1997        1996        1995        1994
                                                ----------------   --------    --------    --------    --------    --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                    -------        -------     -------     -------     -------     -------
 Income from investment operations:
   Net investment income........................      0.014          0.029       0.028       0.030       0.027       0.018
 Less distributions:
   Dividends from net investment income             ( 0.014)       ( 0.029)    ( 0.028)    ( 0.030)    ( 0.027)    (  0.018)
                                                    -------        -------     -------     -------     -------     -------
 Net asset value, end of period.................    $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                    =======        =======     =======     =======     =======     =======
 Total Return...................................      2.71%*         2.90%       2.80%       3.08%       2.74%       1.84%
 Ratios/Supplemental Data
 Net assets, end of period (000)................    $467,691       $370,044    $323,746    $283,368    $254,422    $218,348
 Ratios to average net assets:
   Expenses.....................................      0.85%*+        0.85%+      0.82%+      0.84%+      0.87%       0.89%
   Net investment income........................      2.66%*         2.85%       2.76%       3.02%       2.71%       1.82%
   Expenses paid indirectly.....................      0.00%*         0.00%       0.00%       0.00%       0.00%       0.00%

                                                  Six Months                   Year                   October 10, 1996
Class B                                              Ended                     Ended             (Commencement of Sales) to
-------                                         October 31, 1998           April 30, 1998               April 30, 1997
                                                ----------------           --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
 Net asset value, beginning of period...........    $  1.00                  $  1.00                     $  1.00
                                                    --------                 --------                    --------
 Income from investment operations:
   Net investment income........................       0.015                    0.031                       0.017
 Less distributions:
   Dividends from net investment income             (  0.015)                (  0.031)                   (  0.017)
                                                    --------                 --------                    --------
 Net asset value, end of period.................    $  1.00                  $  1.00                     $  1.00
                                                    ========                 ========                    ========
 Total Return...................................       2.92%*                   3.12%                       3.02%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................    $ 3,740                  $ 4,412                     $      7
 Ratios to average net assets:
   Expenses.....................................       0.64%*+                  0.64%+                      0.62%*
   Net investment income........................       2.89%*                   2.94%                       2.99%*
   Expenses paid indirectly.....................       0.00%*                   0.00%                       0.00%

 *    Annualized
 +    Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













                                                  NEW YORK
                                                  DAILY
                                                  TAX FREE
                                                  INCOME
                                                  FUND, INC.










                                                          Semi-Annual Report
                                                            October 31,1998
                                                              (Unaudited)














--------------------------------------------------------------------------------